REDEEMABLE CONVERTIBLE PREFERRED SHARES - Terms and redemption rights (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 22, 2022 USD ($) shares	Mar. 18, 2022 USD ($) shares	Mar. 18, 2022 CNY (¥) shares	Nov. 29, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) item $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares								62,895,699
Price per share | $ / shares							$ 11.5
Number of shares redesignated from ordinary shares | shares								5,332,827
Excess of the preferred shares' fair value over the ordinary shares' fair value was recognized as share-based compensation expenses							$ 31,930	$ 10,625
Threshold curing period							90 days
Threshold number of business days to effectively provide remedy for any material adverse effect to the operation of the Group | item							20
Redemption price as a percentage of issuance price (in percent)										100.00%
Redemption rights, Simple interest rate (in percent)										8.00%
Initial investment amount of the investor considered for interest accrual from a specified date | ¥										¥ 150,000
Pre-A Investor B
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares		5,332,827	5,332,827
Cash consideration		$ 23,650	¥ 150,000
Series Pre-A Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares								35,552,179
Number of shares redesignated from ordinary shares | shares								5,332,827
Excess of the preferred shares' fair value over the ordinary shares' fair value was recognized as share-based compensation expenses								$ 10,625
Series Pre-A Preferred Shares | Pre-A Investor A
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares						35,552,179
Aggregate consideration						$ 153,126
Aggregate consideration settled by cash						$ 129,681
Series Pre-A Preferred Shares | Pre-A Investor A | Series Pre-A Note
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Aggregate consideration settled by issuance of notes				$ 23,445
Series Pre-A Preferred Shares | Pre-A Investor B
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares redesignated from ordinary shares | shares	5,332,827
Excess of ordinary shares' fair value over its par value charged to additional paid-in capital	$ 13,024
Series A Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares					27,343,520			27,343,520
Par value (in dollars per share) | $ / shares							$ 0.00001		$ 0.00001
Aggregate consideration					$ 187,734
Aggregate consideration settled by cash					130,304
Series A Redeemable Convertible Preferred Shares | WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Aggregate consideration settled by issuance of notes					$ 57,430
Series A Redeemable Convertible Preferred Shares | Related party | Northpole GLY 3 LP
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares) | shares					2,818,400
Aggregate consideration settled by cash					$ 20,000